Financial Assets and Liabilities - Summary of changes in liabilities arising from financing activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 697,884,899	$ 707,801,403
Cash flow	(34,050,923)	(27,433,489)
Foreign currency exchange and other	(24,911,523)	17,516,985
Ending balance	$ 638,922,453	$ 697,884,899